RESTRUCTURING COSTS AND OTHER CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs
Employee termination costs

Cost of revenue	$9
Research and development	331
Selling and marketing	693
General and administrative	289
Total	$1,322

	Employee termination costs	Contract termination	Intangible assets write-off	Total

Cost of revenue	$29	$26	$-	$55
Research and development	676	17	3,385	4,078
Selling and marketing	495	36	1,984	2,515
General and administrative	205	42	-	247
Total	$1,405	$121	$5,369	$6,895